NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue recognized	$ 9,333
Deferred revenue	6,667
Shipping and handling costs related to sales of products	27,754	$ 23,384
Research and development	233,939	192,499
Advertising costs	$ 11,192	$ 50,684
Minimum [Member]
Estimated useful life of property and equipment	3 years
Years subject to audit	2013
Maximum [Member]
Estimated useful life of property and equipment	7 years
Years subject to audit	2015
Employee Options and Stock Appreciation Rights [Member]
Shares considered antidilutive	11,696,340
Warrant [Member]
Shares considered antidilutive	15,733,564
Stock Options For Convertible Notes Reserved [Member]
Shares considered antidilutive	23,427,312